Equity-Based Compensation - Schedule of Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 419	$ 362	$ 784	$ 742	$ 1,462	$ 682
Research and development expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	124	42	220	86	172	160
General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 295	$ 320	$ 564	$ 656	$ 1,290	$ 522